Loans Receivable and Allowance for Loan Losses (Allowance for Credit Losses) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 30, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for loan losses, beginning		$ 21,620	$ 21,618	$ 14,391
Provision charged to expense	3,600	10,100	20,592	21,000
Recoveries		919	445	522
Loans charged off		(7,357)	(21,035)	(14,295)
Allowance for loan losses, ending		$ 25,282	$ 21,620	$ 21,618